Consolidated Schedule of Investments PIMCO Access Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 40.4%
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		$12,044	$11,200
Carnival Corp. 3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	9,517	8,534
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		$10,899	9,768
Comexposium
3.375% (EUR003M + 3.250%) due 03/28/2025 «~	EUR	3,392	2,494
3.930% (EUR003M + 4.000%) due 03/28/2026 ~		18,708	15,333
Coty, Inc. 2.868% (EUR001M + 2.500%) due 04/07/2025 ~		12,088	11,032
Diamond Sports Group LLC 10.695% due 05/26/2026		$15,335	14,798
Diebold, Inc. TBD% (LIBOR03M + 2.750%) due 11/06/2023 ~		3,280	2,701
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		9,759	9,115
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		1,862	1,831
10.602% due 04/29/2027		10,238	10,070
14.077% due 04/28/2028		24,643	22,918
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		9,123	6,258
Kiwi VFS Sub SARL
7.000% (EUR001M + 7.000%) due 05/16/2029 «~	EUR	6,160	5,984
9.688% due 05/16/2029 «	GBP	1,165	1,287
McAfee LLC 6.362% due 03/01/2029		$1,400	1,281
NAC Aviation 29 DAC 4.008% due 06/30/2026		5,000	4,192
Oi SA
TBD% due 02/26/2035 «		1,434	502
1.750% (LIBOR03M) due 02/26/2035 «~		6,195	2,168
Poseidon Bidco TBD% due 07/14/2028 «	EUR	8,800	8,193
Profrac Services LLC
10.000% due 03/31/2023 «		$8,300	8,147
10.007% due 03/04/2025 «		8,289	8,579
Promotora de Informaciones SA
5.250% (EUR006M + 5.250%) due 12/31/2026 ~	EUR	3,208	2,826
5.321% (EUR003M + 5.000%) due 06/30/2026 «~		16,000	15,524
Rising Tide Holdings, Inc. 11.365% (LIBOR01M + 8.250%) due 05/25/2029 «~		$6,500	5,135
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		14,031	14,028
Sigma Bidco BV 3.738% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	7,500	5,942
Steenbok Lux Finco 2 SARL 10.000% (LIBOR06M + 10.000%) due 12/31/2022 ~		4,201	2,256
Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK) 8.100% (EUR006M) due 12/29/2022 ~(b)		9,000	8,945
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(b)		16,865	10,324
Syniverse Holdings, Inc. 10.553% due 05/13/2027		$18,087	15,656
Team Health Holdings, Inc.
5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		16,181	14,867
8.284% due 03/02/2027		1,540	1,319
Telemar Norte Leste SA
TBD% due 02/26/2035 «		14,331	5,016
1.750% (LIBOR01Y) due 02/26/2035 «~		4,470	1,565
4.557% (LIBOR03M + 1.750%) due 02/26/2035 «~		1,432	501
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		22,906	16,646
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~		2,941	2,137
Uber Technologies, Inc. 6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~		1,091	1,071

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

WM Morrison Supermarkets PLC 5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	8,643	7,539

Total Loan Participations and Assignments (Cost $325,384)			297,682

CORPORATE BONDS & NOTES 34.5%
BANKING & FINANCE 7.6%
ADLER Group SA
1.500% due 07/26/2024		900	543
1.875% due 01/14/2026		4,000	2,038
2.250% due 04/27/2027		5,100	2,542
2.750% due 11/13/2026		1,200	600
3.250% due 08/05/2025		1,900	1,039
ADLER Real Estate AG
1.875% due 04/27/2023		200	161
2.125% due 02/06/2024		600	462
3.000% due 04/27/2026		1,200	823
Armor Holdco, Inc. 8.500% due 11/15/2029 (j)		$8,000	6,396
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025 (j)	EUR	15,420	12,994
5.375% due 01/18/2028 •(j)		2,200	1,156
8.000% due 01/22/2030 •		956	525
10.500% due 07/23/2029 (j)		8,348	4,906
BOI Finance BV 7.500% due 02/16/2027 (j)		4,000	3,203
Corestate Capital Holding SA 3.500% due 04/15/2023		2,000	432
Hestia Re Ltd. 9.500% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		$939	141
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		1,815	1,765
Sitka Holdings LLC 8.174% due 07/06/2026 •(j)		2,400	2,296
Uniti Group LP
6.000% due 01/15/2030 (j)		8,400	5,349
7.875% due 02/15/2025 (j)		8,000	7,820
Yosemite Re Ltd. 12.995% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		980	972

			56,163

INDUSTRIALS 19.9%
Altice France Holding SA 10.500% due 05/15/2027 (j)		17,400	13,668
Arches Buyer, Inc. 4.250% due 06/01/2028 (j)		2,000	1,564
Carvana Co. 10.250% due 05/01/2030 (j)		3,200	2,142
CGG SA
7.750% due 04/01/2027	EUR	2,000	1,671
8.750% due 04/01/2027 (j)		$2,000	1,682
Champion Path Holdings Ltd.
4.500% due 01/27/2026 (j)		1,300	898
4.850% due 01/27/2028 (j)		890	578
CommScope, Inc. 8.250% due 03/01/2027 (j)		10,000	8,277
Coty, Inc. 3.875% due 04/15/2026 (j)	EUR	1,700	1,509
DISH DBS Corp.
5.250% due 12/01/2026 (j)		$3,400	2,792
5.750% due 12/01/2028 (j)		14,100	10,682
Dufry One BV 2.000% due 02/15/2027 (j)	EUR	5,000	3,747
Guara Norte SARL 5.198% due 06/15/2034 (j)		$5,608	4,475
iHeartCommunications, Inc. 8.375% due 05/01/2027 (j)		639	539
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)(j)	EUR	7,400	6,000
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)(j)		1,300	982
Illuminate Buyer LLC 9.000% due 07/01/2028 (j)		$2,676	2,226
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	300	273
Market Bidco Finco PLC 4.750% due 11/04/2027 (j)		1,000	784
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		$1,600	1,188
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (j)		600	487
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)(j)		6,152	6,810

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

Petroleos Mexicanos 6.750% due 09/21/2047 (j)		5,610	3,137
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (j)		4,269	3,816
Sands China Ltd.
2.800% due 03/08/2027 (j)		400	318
3.350% due 03/08/2029 (j)		400	298
4.300% due 01/08/2026 (j)		1,200	1,024
4.875% due 06/18/2030 (j)		200	157
5.625% due 08/08/2025 (j)		400	363
5.900% due 08/08/2028 (j)		2,000	1,686
Shelf Drilling North Sea Holdings Ltd. 10.250% due 10/31/2025		3,400	3,358
Studio City Co. Ltd. 7.000% due 02/15/2027 (j)		4,000	3,348
Studio City Finance Ltd. 5.000% due 01/15/2029		600	267
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (j)		12,771	5,952
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)(j)		11,853	11,690
Vale SA 0.000% due 12/29/2049 «~(g)	BRL	10,300	682
Veritas U.S., Inc. 7.500% due 09/01/2025 (j)		$7,400	5,678
Viking Cruises Ltd. 13.000% due 05/15/2025 (j)		500	519
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(j)		7,000	6,370
Windstream Escrow LLC 7.750% due 08/15/2028 (j)		23,816	19,768
Wynn Macau Ltd.
5.500% due 01/15/2026 (j)		1,658	1,260
5.500% due 10/01/2027 (j)		1,800	1,245
5.625% due 08/26/2028 (j)		4,359	2,912

			146,822

UTILITIES 7.0%
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023 (j)		10,800	10,264
7.125% due 02/11/2025 (j)		2,581	2,298
FEL Energy SARL 5.750% due 12/01/2040		1,884	1,293
Oi SA 10.000% due 07/27/2025		21,255	6,294
Pacific Gas & Electric Co.
3.950% due 12/01/2047 (j)		14,134	9,009
4.750% due 02/15/2044 (j)		7,000	5,028
4.950% due 07/01/2050 (j)		5,200	3,820
5.250% due 03/01/2052 (j)		3,400	2,578
5.900% due 06/15/2032 (j)		900	822
Peru LNG SRL 5.375% due 03/22/2030 (j)		11,082	8,760
Transocean Proteus Ltd. 6.250% due 12/01/2024 (j)		1,148	1,081

			51,247

Total Corporate Bonds & Notes (Cost $309,704)			254,232

MUNICIPAL BONDS & NOTES 2.6%
PUERTO RICO 2.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		27,366	13,717
0.000% due 11/01/2051		14,660	5,388

Total Municipal Bonds & Notes (Cost $21,540)			19,105

NON-AGENCY MORTGAGE-BACKED SECURITIES 58.8%
225 Liberty Street Trust 4.803% due 02/10/2036 ~(j)		14,239	12,190
245 Park Avenue Trust 3.779% due 06/05/2037 ~(j)		2,680	2,143
Ashford Hospitality Trust
5.568% due 06/15/2035 •(j)		1,000	961
5.918% due 04/15/2035 ~(j)		14,536	13,347
Atrium Hotel Portfolio Trust 6.218% due 06/15/2035 ~(j)		6,223	5,809
BAMLL Commercial Mortgage Securities Trust
5.328% due 03/15/2037 •		2,000	1,875
5.528% due 03/15/2037 •(j)		3,000	2,786
Barclays Commercial Mortgage Securities Trust 3.811% due 02/15/2053 ~(j)		4,785	3,062

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(j)		5,245	4,513
BCAP LLC Trust
1.159% due 11/27/2036 ~		38,346	8,813
3.106% due 04/25/2038 ~		3,616	2,841
Beast Mortgage Trust
6.268% due 03/15/2036 •(j)		6,750	6,289
7.268% due 03/15/2036 ~(j)		2,500	2,334
Benchmark Mortgage Trust 3.555% due 08/15/2052 ~(j)		7,500	6,676
Beneria Cowen & Pritzer Collateral Funding Corp. 6.456% due 06/15/2038 •(j)		5,500	4,822
BMO Mortgage Trust
3.378% due 02/15/2039 ~(j)		9,615	7,765
4.070% due 02/15/2042 ~(j)		11,000	7,684
Braemar Hotels & Resorts Trust 5.218% due 06/15/2035 •(j)		8,500	7,868
BSST Mortgage Trust
8.346% due 02/15/2037 ~(j)		8,800	8,186
9.346% due 02/15/2037 •(j)		1,500	1,398
BX Trust
4.818% due 11/15/2032 •(j)		2,625	2,471
5.055% due 10/15/2036 •(j)		4,000	3,689
5.738% due 05/15/2030 ~(j)		3,754	3,489
6.093% due 07/15/2034 ~(j)		99	98
Canada Square Funding PLC 4.595% due 12/17/2057 ~	GBP	2,000	2,170
Chester B1 Issuer PLC 3.661% (SONIO/N + 2.000%) due 01/17/2058 ~		600	661
Citigroup Commercial Mortgage Trust
5.618% due 12/15/2036 •(j)		$585	558
6.468% due 12/15/2036 ~(j)		3,400	3,188
COLT Mortgage Loan Trust 4.585% due 03/25/2067 ~(j)		7,200	6,154
Connecticut Avenue Securities Trust
7.531% due 03/25/2042 ~		2,000	1,847
11.781% due 03/25/2042 •		5,200	5,031
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 01/25/2038		14,611	7,373
Credit Suisse Mortgage Capital Trust 6.118% due 07/15/2032 ~(j)		7,000	6,365
DBGS Mortgage Trust 4.868% due 06/15/2033 •(j)		15,000	13,793
DOLP Trust 3.704% due 05/10/2041 ~(j)		13,500	8,874
Extended Stay America Trust 6.518% due 07/15/2038 ~(j)		11,599	11,003
Freddie Mac
4.931% due 01/25/2051 •		620	562
5.281% due 12/25/2050 •		760	705
5.331% due 01/25/2034 •		855	762
6.031% due 02/25/2042 ~(j)		5,200	4,770
7.031% due 02/25/2042 ~		1,700	1,533
7.781% due 01/25/2034 •		900	669
10.781% due 02/25/2042 •		800	711
GS Mortgage Securities Corp. Trust 5.418% due 08/15/2032 •(j)		5,000	4,686
GSMSC Resecuritization Trust 3.054% due 11/26/2037		18,130	15,679
Harbour PLC 4.775% (SONIO/N + 3.000%) due 01/28/2054 ~	GBP	10,416	10,536
Hilton Orlando Trust 5.618% due 12/15/2034 ~(j)		$2,000	1,890
Hilton USA Trust 5.519% due 11/05/2035 (j)		16,460	15,534
HPLY Trust
5.968% due 11/15/2036 •(j)		7,744	7,377
6.718% due 11/15/2036 ~(j)		11,600	10,845
Jackson Park Trust 3.350% due 10/14/2039 ~(j)		3,500	2,403
JP Morgan Chase Commercial Mortgage Securities Trust
4.868% due 12/15/2031 ~(j)		5,211	5,146
5.008% due 06/15/2038 •(j)		1,226	1,150
5.542% due 07/05/2033 ~		1,183	1,137
5.918% due 03/15/2036 ~(j)		2,000	1,911
6.208% due 06/15/2038 •		250	233
6.668% due 03/15/2036 ~(j)		19,256	18,268
Jupiter Mortgage No. 1 PLC 5.188% due 07/20/2060 •	GBP	6,424	6,824
MAD Mortgage Trust 4.167% due 08/15/2034 ~(j)		$745	679
MBRT 5.617% due 11/15/2036 ~(j)		18,867	17,934
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~(j)		4,329	3,819

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

Morgan Stanley Capital Trust 5.368% due 07/15/2035 •(j)		7,084	6,890
MRCD Mortgage Trust 2.718% due 12/15/2036 (j)		16,198	13,764
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(j)		3,000	2,898
5.068% due 11/15/2034 ~(j)		4,435	4,200
5.632% due 02/15/2033 •(j)		5,000	4,970
6.181% due 02/15/2033 •(j)		5,671	5,623
New Orleans Hotel Trust 5.507% due 04/15/2032 ~(j)		7,900	7,295
New Residential Mortgage Loan Trust 3.879% due 11/25/2059 ~		15,500	8,886
Preston Ridge Partners Mortgage LLC 6.291% due 02/25/2027 þ		3,000	2,789
Residential Mortgage Securities PLC 6.445% (SONIO/N + 4.300%) due 06/20/2070 ~	GBP	2,500	2,748
Seasoned Credit Risk Transfer Trust
3.555% due 11/25/2061 ~(a)		$6,744	2,188
4.500% due 11/25/2061 ~		5,900	4,718
SFO Commercial Mortgage Trust 5.718% due 05/15/2038 •(j)		6,500	6,042
Stratton Hawksmoor PLC
0.000% due 02/25/2053 •	GBP	8,379	8,454
0.000% due 02/25/2053 ~		3,800	3,898
Tharaldson Hotel Portfolio Trust 6.123% due 11/11/2034 •(j)		$4,050	3,810
Uropa Securities PLC 1.209% due 10/10/2040 ~	EUR	3,110	2,594
WaMu Mortgage Pass-Through Certificates Trust 3.984% due 10/25/2045 ~(j)		$7,818	6,267
Wells Fargo Commercial Mortgage Trust
3.989% due 09/15/2031 ~(j)		1,500	1,240
5.092% due 12/15/2039 ~(j)		8,600	7,284
5.558% due 02/15/2037 ~(j)		3,080	2,878

Total Non-Agency Mortgage-Backed Securities (Cost $465,046)			433,325

ASSET-BACKED SECURITIES 35.7%
ACE Securities Corp. Home Equity Loan Trust
3.304% due 08/25/2036 ^•(j)		21,917	6,078
3.504% due 04/25/2036 •(j)		23,593	17,409
3.669% due 02/25/2036 ~(j)		6,335	5,398
Bear Stearns Asset-Backed Securities Trust 4.134% due 07/25/2034 ~(j)		6,203	5,917
BNC Mortgage Loan Trust 3.374% due 05/25/2037 •(j)		16,250	12,953
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	5,400	3,642
Countrywide Asset-Backed Certificates 3.414% due 03/25/2037 •(j)		$9,209	8,018
Countrywide Asset-Backed Certificates Trust
3.334% due 06/25/2047 •(j)		10,076	7,584
3.344% due 06/25/2047 •(j)		14,485	11,557
3.819% due 04/25/2036 ~(j)		17,000	14,011
Deer Park CLO DAC 0.000% due 10/15/2034 ~	EUR	4,000	2,220
Duke Funding Ltd. 2.891% due 04/08/2039 •(j)		$125,567	11,698
First Franklin Mortgage Loan Trust 3.394% due 10/25/2036 •(j)		15,000	11,670
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(f)		25	8,798
GSAMP Trust
3.504% due 05/25/2046 •(j)		10,220	8,074
4.029% due 07/25/2045 •(j)		13,226	10,379
Home Equity Mortgage Loan Asset-Backed Trust 3.999% due 10/25/2035 ~(j)		11,200	8,392
HSI Asset Securitization Corp. Trust 3.894% due 12/25/2035 •(j)		13,243	9,916
LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(f)		7,600	5,419
0.000% due 05/15/2028 «(f)		7,554	5,524
Long Beach Mortgage Loan Trust 4.659% due 02/25/2035 •(j)		10,147	8,199
Merrill Lynch Mortgage Investors Trust 4.134% due 04/25/2036 ~		5,826	5,067
PRET LLC
6.170% due 07/25/2051 þ(j)		11,600	10,749
7.870% due 06/25/2052 þ(j)		6,600	6,445
RR 1 Ltd. 0.000% due 07/15/2117 ~		3,200	1,473
RR 17 Ltd. 0.000% due 07/15/2034 ~		4,000	2,880
RR 7 Ltd. 0.000% due 01/15/2120 ~		14,600	7,823

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

Saxon Asset Securities Trust 3.374% due 01/25/2047 •		1,705	1,462
Securitized Asset-Backed Receivables LLC Trust 3.684% due 11/25/2035 ~(j)		6,761	5,580
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(f)		9	10,267
0.000% due 02/16/2055 «(f)		5	9,088
5.950% due 02/16/2055 (j)		8,762	8,206
Structured Asset Securities Corp. Mortgage Loan Trust 4.509% due 02/25/2036 •(j)		6,876	5,994
Upstart Securitization Trust 1.840% due 09/20/2031		6,050	5,407

Total Asset-Backed Securities (Cost $281,985)			263,297

SOVEREIGN ISSUES 1.7%
Romania Government International Bond
2.125% due 03/07/2028 (j)	EUR	5,650	4,289
3.750% due 02/07/2034 (j)		5,500	3,739
Russia Government International Bond
5.625% due 04/04/2042 ^(c)		$8,800	4,840
5.875% due 09/16/2043 ^(c)		200	110
12.750% due 06/24/2028 ^(c)		100	65

Total Sovereign Issues (Cost $15,347)			13,043

		SHARES
MUTUAL FUNDS 0.0%
RLM LLC		10	0

Total Mutual Funds (Cost $0)			0

COMMON STOCKS 1.1%
INDUSTRIALS 1.1%
Syniverse Holdings, Inc. «(d)(h)		8,319,613	7,953

Total Common Stocks (Cost $8,153)			7,953

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.8%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)(j)		15,180,000	13,688

Total Preferred Securities (Cost $21,800)			13,688

REAL ESTATE INVESTMENT TRUSTS 1.2%
FINANCIALS 1.2%
KKR Real Estate Finance Trust, Inc.		203,500	3,307
Starwood Property Trust, Inc.		175,100	3,190
TPG RE Finance Trust, Inc.		346,700	2,427

Total Real Estate Investment Trusts (Cost $12,894)			8,924

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (i) 5.6%			41,400

U.S. TREASURY BILLS 0.1%
2.034% due 10/06/2022 (e)(f)(j)		$568	568

Total Short-Term Instruments (Cost $41,968)			41,968

Total Investments in Securities (Cost $1,503,821)			1,353,217

Total Investments 183.5% (Cost $1,503,821)			$1,353,217
Financial Derivative Instruments (k)(l) 1.0%(Cost or Premiums, net $(1,305))			7,100
Other Assets and Liabilities, net (84.5)%			(622,986)

Net Assets 100.0%			$737,331

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Syniverse Holdings, Inc.	05/12/2022	$8,153	$7,953	1.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.850%	09/30/2022	10/03/2022	$41,400	U.S. Treasury Notes 0.750% due 03/31/2026	$(42,214)	$41,400	$41,410

Total Repurchase Agreements	$(42,214)	$41,400	$41,410

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	3.350%	09/23/2022	09/23/2024	$(2,799)	$(2,802)
BOS	3.910	07/28/2022	10/28/2022	(6,834)	(6,866)
BPS	0.950	09/14/2022	TBD(3)	EUR	(12,688)	(12,441)
0.950	09/16/2022	10/12/2022	(5,991)	(5,874)
1.000	09/16/2022	11/18/2022	(772)	(757)
3.580	09/19/2022	10/19/2022	$(37,797)	(37,850)
3.638	08/08/2022	11/10/2022	(4,014)	(4,037)
4.010	09/19/2022	01/19/2023	(51,673)	(51,739)
4.450	09/22/2022	01/23/2023	(4,639)	(4,645)
BRC	(0.250)	09/20/2022	TBD(3)	EUR	(4,055)	(3,973)
0.650	08/02/2022	TBD(3)	(4,170)	(4,086)
3.180	07/12/2022	10/12/2022	$(5,429)	(5,469)
3.390	07/21/2022	10/21/2022	(17,584)	(17,706)
3.450	07/25/2022	10/25/2022	(2,780)	(2,798)
3.660	08/15/2022	11/15/2022	(12,559)	(12,621)
3.860	08/29/2022	11/29/2022	(49,760)	(49,947)
3.940	09/15/2022	11/14/2022	(9,888)	(9,908)
4.284	08/23/2022	02/24/2023	(22,736)	(22,847)
BYR	3.610	09/28/2022	03/24/2023	(2,643)	(2,644)
DBL	4.639	09/22/2022	11/22/2022	(7,754)	(7,765)
4.714	09/29/2022	11/29/2022	(12,924)	(12,931)
JML	(0.750)	09/14/2022	TBD(3)	EUR	(1,222)	(1,197)
0.450	09/19/2022	11/08/2022	(14,050)	(13,772)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

0.500	09/16/2022	TBD(3)	(1,072)	(1,051)
0.650	09/14/2022	TBD(3)	(1,584)	(1,553)
JPS	3.480	08/12/2022	11/14/2022	$(7,270)	(7,307)
3.643	08/16/2022	11/14/2022	(20,497)	(20,596)
MSB	3.910	09/19/2022	03/16/2023	(8,559)	(8,570)
3.960	09/19/2022	03/16/2023	(13,881)	(13,899)
RDR	(1.250)	10/03/2022	TBD(3)	(1,998)	(1,998)
SCX	(0.140)	07/05/2022	10/05/2022	EUR	(8,423)	(8,252)
1.150	09/16/2022	11/22/2022	(2,875)	(2,819)
SOG	2.977	07/06/2022	10/06/2022	$(841)	(848)
3.020	07/15/2022	10/17/2022	(5,281)	(5,316)
3.020	09/16/2022	10/17/2022	(1,514)	(1,516)
3.027	07/06/2022	10/06/2022	(13,065)	(13,163)
3.130	08/03/2022	11/03/2022	(13,775)	(13,848)
3.140	08/02/2022	11/02/2022	(9,335)	(9,385)
3.140	09/26/2022	11/02/2022	(3,207)	(3,209)
3.190	08/09/2022	11/10/2022	(14,376)	(14,446)
3.443	07/15/2022	10/14/2022	(893)	(900)
3.460	09/22/2022	10/24/2022	(912)	(913)
3.513	08/05/2022	11/07/2022	(24,869)	(25,012)
3.980	09/12/2022	01/12/2023	(12,632)	(12,662)
TDM	3.240	09/23/2022	TBD(3)	(19,355)	(19,373)
3.250	09/23/2022	TBD(3)	(2,588)	(2,590)
3.370	09/23/2022	TBD(3)	(17,741)	(17,758)
UBS	2.750	07/01/2022	10/03/2022	(10,024)	(10,096)
3.000	08/03/2022	10/03/2022	(4,526)	(4,549)
3.427	08/10/2022	10/11/2022	(5,115)	(5,142)
3.590	08/08/2022	11/08/2022	(76,013)	(76,437)
3.830	09/09/2022	01/10/2023	(8,447)	(8,469)
4.334	09/13/2022	01/13/2023	(16,495)	(16,534)
4.380	10/03/2022	02/03/2023	(10,440)	(10,440)
4.430	10/03/2022	02/03/2023	(4,789)	(4,789)
4.662	09/28/2022	01/27/2023	(955)	(955)

Total Reverse Repurchase Agreements	$(639,070)

(j)	Securities with an aggregate market value of $755,717 and cash of $12,295 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(535,748) at a weighted average interest rate of 2.587%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	32	$(7,662)	$124	$3	$0
3-Month SOFR Active Contract December Futures	03/2025	17	(4,093)	61	3	0
3-Month SOFR Active Contract December Futures	03/2026	18	(4,340)	63	4	0
3-Month SOFR Active Contract June Futures	09/2024	20	(4,805)	75	3	0
3-Month SOFR Active Contract June Futures	09/2025	17	(4,098)	60	4	0
3-Month SOFR Active Contract March Futures	06/2024	28	(6,715)	107	3	0
3-Month SOFR Active Contract March Futures	06/2025	15	(3,614)	54	3	0
3-Month SOFR Active Contract March Futures	06/2026	16	(3,858)	55	4	0
3-Month SOFR Active Contract September Futures	12/2024	19	(4,570)	70	3	0
3-Month SOFR Active Contract September Futures	12/2025	13	(3,134)	46	3	0

Total Futures Contracts	$715	$33	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	5.429%	$400	$(16)	$14	$(2)	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300	200	(15)	9	(6)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2027	7.506	10,400	(1,006)	131	(875)	43	0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	11,400	1,208	(874)	334	19	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	EUR	17,900	(1,070)	(1,279)	(2,349)	0	(17)

$(899)	$(1,999)	$(2,898)	$62	$(18)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450%	Annual	12/20/2024	$32,400	$(2)	$479	$477	$24	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	16,200	2	244	246	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,600	1	69	70	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	141,000	(4,906)	(12,644)	(17,550)	0	(475)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052	30,100	2,038	6,929	8,967	349	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	2,335	3,011	99	0

$(2,191)	$(2,588)	$(4,779)	$486	$(475)

Total Swap Agreements	$(3,090)	$(4,587)	$(7,677)	$548	$(493)

Cash of $18,334 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2022	EUR	31,146	$31,756	$1,141	$0
11/2022	$480	AUD	687	0	(40)
11/2022	1,753	EUR	1,807	23	0
BPS	11/2022	CAD	1,366	$1,064	75	0
11/2022	GBP	748	917	80	0
11/2022	$1,182	EUR	1,177	0	(25)
CBK	11/2022	EUR	3,018	$2,916	0	(50)
11/2022	$414	EUR	418	0	(3)
JPM	11/2022	GBP	12,890	$14,925	522	0
11/2022	$5,035	JPY	674,044	0	(358)
MBC	11/2022	EUR	4,298	$4,314	89	0
11/2022	$447	EUR	462	7	0
RBC	11/2022	905	AUD	1,267	0	(94)
SCX	11/2022	CAD	1,757	$1,368	96	0
11/2022	GBP	13,064	15,457	859	0
11/2022	$591	AUD	842	0	(52)
11/2022	2,823	EUR	2,817	0	(54)
SOG	11/2022	EUR	21,169	$21,773	966	0
TOR	11/2022	CAD	2,197	1,707	116	0
11/2022	$2,428	JPY	324,097	0	(179)
UAG	11/2022	EUR	53,580	$55,028	2,361	0
11/2022	GBP	6,308	7,377	329	0

Total Forward Foreign Currency Contracts	$6,664	$(855)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Netflix, Inc.	5.000%	Quarterly	12/20/2026	1.825%	$5,000	$892	$(291)	$601	$0
MYC	Netflix, Inc.	5.000	Quarterly	12/20/2026	1.825	5,000	893	(291)	602	0

Total Swap Agreements							$1,785	$(582)	$1,203	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0		$232,587	$65,095		$297,682
Corporate Bonds & Notes
Banking & Finance				0		56,163	0		56,163
Industrials				0		146,140	682		146,822
Utilities				0		51,247	0		51,247
Municipal Bonds & Notes
Puerto Rico				0		19,105	0		19,105
Non-Agency Mortgage-Backed Securities				0		433,325	0		433,325
Asset-Backed Securities				0		224,201	39,096		263,297
Sovereign Issues				0		13,043	0		13,043
Common Stocks
Industrials				0		0	7,953		7,953
Preferred Securities
Banking & Finance				0		13,688	0		13,688
Real Estate Investment Trusts
Financials				8,924		0	0		8,924
Short-Term Instruments
Repurchase Agreements				0		41,400	0		41,400
U.S. Treasury Bills				0		568	0		568

Total Investments				$8,924		$1,231,467	$112,826		$1,353,217

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		581	0		581
Over the counter				0		7,867	0		7,867

				$0		$8,448	$0		$8,448
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(493)	0		(493)
Over the counter				0		(855)	0		(855)

				$0		$(1,348)	$0		$(1,348)

Total Financial Derivative Instruments				$0		$7,100	$0		$7,100

Totals				$8,924		$1,238,567	$112,826		$1,360,317

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$71,254	$27,210	$(105)	$1,071	$1	$(1,451)	$2,494	$(35,379)	$65,095	$(1,213)
Corporate Bonds & Notes
Industrials	828	0	(15)	3	0	(134)	0	0	682	(134)
Asset-Backed Securities	45,337	3,000	0	0	0	(2,796)	0	(6,445)	39,096	(2,604)
Common Stocks
Industrials	8,153	0	0	0	0	(200)	0	0	7,953	(200)

Totals	$125,572	$30,210	$(120)	$1,074	$1	$(4,581)	$2,494	$(41,824)	$112,826	$(4,151)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$7,271	Discounted Cash Flow			Discount Rate			10.730 - 11.730	10.907
		23,717	Indicative Market Quotation			Price			95.000 - 99.000	97.618
		8,147	Proxy Pricing			Base Price			98.055	—
		25,960	Third Party Vendor			Broker Quote			35.000 - 103.500	70.183
Corporate Bonds & Notes
Industrials		682	Reference Instrument			Weighted Average		BRL	37.290	—
Asset-Backed Securities		36,099	Discounted Cash Flow			Discount Rate			9.750 - 18.500	13.728
		2,997	Proxy Pricing			Base Price			48,000.000	—
Common Stocks
Industrials		7,953	Discounted Cash Flow			Discount Rate			13.547	—

Total		$112,826

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BOS	BofA Securities, Inc.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A	TOR	The Toronto-Dominion Bank
BYR	The Bank of Nova Scotia - Toronto	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
CBK	Citibank N.A.	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	LIBOR06M	6 Month USD-LIBOR
EUR002M	2 Month EUR Swap Rate	LIBOR01Y	1 Year USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR006M	6 Month EUR Swap Rate

Other Abbreviations:
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced